Summary of Significant Accounting Policies - Additional Information (Detail) £ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 GBP (£)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Apr. 30, 2018 GBP (£)
Summary Of Significant Accounting Policies [Line Items]
Description of significant off-balance sheet risk	The Company has no significant off-balance sheet risk, such as foreign currency contracts, options contracts, or other foreign hedging arrangements.	The Company has no significant off-balance sheet risk, such as foreign currency contracts, options contracts, or other foreign hedging arrangements.
Unrealized foreign currency transaction loss	$ 3,500,000		$ 1,700,000
Cash equivalents	0		0
Proceeds from lines of credit	3,000,000			$ 3,000,000
Cash collateral associated with corporate credit card accounts	900,000			900,000
Impairment losses	0
Fixed assets	5,685,000			5,476,000
Other comprehensive income (loss) related to foreign currency translation adjustments	3,051,000		3,432,000
Tax incentive receivable	16,094,000			10,585,000
Increase (decrease) in tax receivable	$ 300,000
Value added tax percentage	20.00%	20.00%
GSK Asset Purchase and License Agreement
Summary Of Significant Accounting Policies [Line Items]
Liability associated with the loss contract	$ 18,400,000
Remaining liability	9,100,000			10,300,000	$ 18,351,000	£ 12.9
Amortization as credit to research and development expense	1,500,000
Increase in liability in effect of foreign exchange translation	300,000
United Kingdom
Summary Of Significant Accounting Policies [Line Items]
Fixed assets	1,900,000			1,700,000
Tax incentive receivable	$ 16,100,000		10,600,000
Amount that will be offset against future taxable profits | £		£ 5.0
Incremental percentage of taxable profits	50.00%	50.00%
United Kingdom | Research and Development Expense
Summary Of Significant Accounting Policies [Line Items]
Tax credit	$ 5,200,000		$ 1,400,000
United States
Summary Of Significant Accounting Policies [Line Items]
Fixed assets	$ 3,800,000			$ 3,800,000